Income taxes - Schedule of Income (loss) before income taxes (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax
Income (loss) before income taxes	¥ 68,197,344	$ 9,605,395	¥ (149,323,035)	¥ (605,121,059)
PRC
Income Tax
Income (loss) before income taxes	(92,977,042)		(89,768,953)	(15,493,030)
Overseas
Income Tax
Income (loss) before income taxes	¥ 161,174,386		¥ (59,554,082)	¥ (589,628,029)